Taxation - Net operating loss carryforwards (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Taxation
Net operating loss carryforwards	¥ 8,676.2	$ 1,361.5	¥ 6,257.1
2022
Taxation
Loss carryforwards expiration date	Dec. 31, 2022
2026
Taxation
Loss carryforwards expiration date	Dec. 31, 2026